Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	December 31,	December 31,
Schedule of Marketable Securities Value	2022	2021
Equity securities
Fair value and carrying value at beginning of year	$105,218	$83,575
Increase (decrease) in fair value	(7,165)	21,643
Fair value and carrying value at balance sheet date	$98,053	$105,218